Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2021
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Selling and Administrative Expenses

30.	Selling and Administrative Expenses

(a)	Other administrative expenses
Other administrative expenses for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in millions of Won)	2019		2020	2021
Wages and salaries	￦	840,599	828,667	941,824
Expenses related to post-employment benefits		88,880	83,037	142,606
Other employee benefits		177,908	187,075	207,074
Travel		42,692	17,513	18,916
Depreciation		131,337	146,483	144,037
Amortization		112,171	115,254	87,232
Communication		11,150	10,390	9,898
Electricity		8,799	7,968	7,398
Taxes and public dues		78,932	59,274	85,808
Rental		39,886	34,966	28,682
Repairs		13,454	8,952	12,604
Entertainment		11,123	8,328	10,186
Advertising		82,574	71,743	89,218
Research & development		110,315	116,273	123,092
Service fees		193,486	156,530	187,271
Vehicles maintenance		7,660	4,880	5,336
Industry association fee		9,609	9,586	9,691
Conference		15,104	11,576	14,479
Increase to provisions		18,071	12,285	8,936
Others		47,536	48,822	75,521

	￦	2,041,286	1,939,602	2,209,809

(b)	Selling expenses
Selling expenses for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in millions of Won)	2019		2020	2021
Freight and custody	￦	180,341	180,503	192,973
Operating expenses for distribution center		9,222	6,977	7,382
Sales commissions		73,941	86,851	65,404
Sales advertising		1,552	1,284	3,620
Sales promotion		9,989	7,086	6,264
Sample		2,287	1,650	2,164
Sales insurance premium		32,632	30,364	41,069
Contract cost		38,081	46,247	61,450
Others		20,273	15,978	12,749

	￦	368,318	376,940	393,075